Intangible Assets - Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013
Estimated Amortization Expense [Line Items]
2014	$ 1,459
2015	1,054
2016	795
2017	580
2018 and thereafter	1,415
Total	$ 5,303